 PROSPECTUS
   March 1, 1998
revised to
August 12, 1998

International Equity Funds

 A choice of international, global, and regional stock funds for investors seeking capital growth by diversifying beyond U.S. borders.

FACTS AT A GLANCE
International Equity Funds


Investment Goal
Capital appreciation through investment in foreign companies or, for the Global Stock Fund, investment in a mix of foreign and U.S. companies.


Strategy
Global Stock Fund Invests primarily in well-established foreign and U.S. companies.

International Stock Fund/(R)/ Invests worldwide primarily in well-established, non-U.S. companies.

International Discovery Fund/(R)/ Invests primarily in small and medium-sized, non-U.S. companies.

Emerging Markets Stock Fund Invests primarily in companies located in less developed "emerging market" countries.

European Stock Fund Invests primarily in companies domiciled in Europe.

Japan Fund Invests primarily in Japanese companies.

Latin America Fund Invests primarily in companies located in Latin America.

New Asia Fund Invests primarily in companies in Asia and the Pacific Basin, excluding Japan.


Risk/Reward
Each fund's share price will fluctuate with changes in market, economic, and foreign currency exchange conditions, as well as with changes in portfolio company prospects. Generally, funds investing in a single country, single or multiple emerging markets, or principally in smaller companies represent higher risk and potential reward than those with greater geographical diversification and an orientation toward established companies and more mature economies and markets.


Investor Profile
Those seeking higher appreciation potential over time and greater diversification for their equity investments who can accept the price declines associated with investing in stocks as well as the special risks that accompany international investing.


Fees and Charges
100% no load. Redemption fees on three funds: the International Discovery, Latin America, and Emerging Markets Stock Funds impose a 2% redemption fee, payable to the funds, on shares purchased and held less than one year. No sales charges; free telephone exchange among T. Rowe Price funds; no 12b-1 marketing fees.


Investment Manager
Rowe Price-Fleming International, Inc. ("Price-Fleming") was founded in 1979 as a joint venture between T. Rowe Price Associates, Inc. and Robert Fleming Holdings, Ltd. As of December 31, 1997, Price-Fleming managed $30 billion in foreign stocks and bonds through its offices in Baltimore, London, Tokyo, Singapore, Hong Kong, and Buenos Aires.

T. Rowe Price International Funds, Inc.

Prospectus


March 1, 1998
revised to
August 12, 1998

CONTENTS
1
ABOUT THE FUNDS
Transaction and Fund Expenses  2
Financial Highlights  4
Fund, Market, and Risk Characteristics 9
2
ABOUT YOUR ACCOUNT
Pricing Shares and Receiving Sale Proceeds  17
Distributions and Taxes  19
Transaction Procedures and Special Requirements  22
3
MORE ABOUT THE FUNDS
Organization and Management  25
Understanding Performance Information  29
Investment Policies and Practices   30
4
INVESTING WITH T. ROWE PRICE
Account Requirements and Transaction Information  39
Opening a New Account  39
Purchasing Additional Shares  41
Exchanging and Redeeming  41
Rights Reserved by the Fund  43
Shareholder Services  43
Discount Brokerage  46
Investment Information  46

This prospectus contains information you should know before investing. Please keep it for future reference. A Statement of Additional
Information about the funds, dated March 1, 1998, has been filed with the Securities and Exchange Commission and is incorporated by reference in this prospectus. To obtain a free copy, call 1-800-638-5660.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

 ABOUT THE FUNDS
                                        1
 TRANSACTION AND FUND EXPENSES
 ----------------------------------------------------------

   . Like all T. Rowe Price funds, these funds are 100% no load.

   These tables should help you understand the kinds of expenses you will bear directly or indirectly as a fund shareholder.

   Shareholder Transaction Expenses in Table 1 shows that you pay no sales charges. All the money you invest in a fund goes to work for you, subject to the fees explained below. Annual Fund Expenses provides an estimate of how much it will cost to operate each fund for a year, based on 1997 fiscal year expenses (and any expense limitations shown in Table 3). These are costs you pay indirectly, because they are deducted from the funds' total assets before the daily share price is calculated and before dividends and other distributions are made. In other words, you will not see these expenses on your account statement.

   The main types of expenses, which all mutual funds may charge against fund assets, are:

  . A management fee The percent of fund assets paid to the fund's investment manager. Each fund's fee comprises both a group fee, 0.32% as of October 31, 1997, and an individual fund fee, as follows: International Stock and Global Stock Funds 0.35%; European Stock, Japan, and New Asia Funds 0.50%; International Discovery, Latin America, and Emerging Markets Stock Funds 0.75%. Because the investment programs of the funds are more costly to implement and maintain, their management fees are higher than those paid by most U.S. investment companies.

  . "Other" administrative expenses Charges primarily for the servicing of shareholder accounts, such as providing statements and reports and disbursing dividends, as well as providing custodial services. For the year ended October 31, 1997, the funds paid the fees shown in Table 6 to T. Rowe Price Services, Inc., for transfer and dividend disbursing functions and shareholder services; to T. Rowe Price Retirement Plan Services, Inc., for recordkeeping services for certain retirement plans; and to T. Rowe Price for accounting services.

  . Marketing or distribution fees An annual charge ("12b-1") to existing shareholders to defray the cost of selling shares to new shareholders. T. Rowe Price funds do not levy 12b-1 fees.

   For further details on fund expenses, please see Organization and Management.

  . Hypothetical example Assume you invest $1,000, the fund returns 5% annually, expense ratios remain as listed in Table 1, and you close your account at the end of the time periods shown. Your expenses would be as shown in Table 2.

ABOUT THE FUNDS                               3

 Table 1
         Shareholder Transaction Expenses
                                    Emerging   European   Global InternationalInternational         Latin    New
                                     Markets     Stock     Stock   Discovery     Stock      Japan  America  Asia
                                      Stock
                                    -------------------------------------------------------------------------------
         Sales charge "load"        None       None       None     None         None          None   None     None
         on purchases
         ------------------------------------------------------------------------------------------------------------
         Sales charge "load" on     None       None       None     None         None          None   None     None
         reinvested distributions
         ------------------------------------------------------------------------------------------------------------
         Redemption fees            2%/a/      None       None     2%/a/        None          None   2%/a/    None
         ------------------------------------------------------------------------------------------------------------
         Exchange fees              None       None       None     None         None          None   None     None
                                    Percentage of Fiscal 1997 Average Net Assets
         Annual Fund
         Expenses
         (After reduction)/bc/      Emerging   European   Global  Inter-nationaInter-national         Latin    New
                                     Markets     Stock     Stock    Discovery      Stock      Japan  America  Asia
                                      Stock
                                    ---------------------------------------------------------------------------------
         Management fee             1.07%      0.82%      0.01%    1.07%         0.67%         0.82%  1.07%    0.82%
         -------------------------------------------------------------------------------------------------------------
         Marketing fees (12b-1)     None       None       None     None          None          None   None     None
         -------------------------------------------------------------------------------------------------------------
         Total other (shareholder
         servicing, custodial,      0.68%      0.24%      1.29%    0.34%         0.18%         0.42%  0.40%    0.28%
         auditing, etc.)
         -------------------------------------------------------------------------------------------------------------
         Total fund expenses        1.75%      1.06%      1.30%    1.41%         0.85%         1.24%  1.47%    1.10%
---------------------------------------------------------------------------------------------------------------------------



 /a/
  On shares purchased and held for less than one year (details under "Contingent Redemption Fees" in "Pricing Shares and Receiving Sale Proceeds").

 /b/Had Price-Fleming not agreed to waive management fees in accordance with an expense limitation agreement, the Emerging Markets Stock Fund's management fee, other expenses, and total expense ratios would have been 1.07%, 0.68%, and 1.75%, respectively.

 /c/Had Price-Fleming not agreed to waive management fees and bear certain expenses in accordance with an expense limitation agreement, the Global Stock Fund's management fee, other expenses, and total expense ratios would have been 0.67%, 1.29%, and 1.96%, respectively.

  Note:A $5 fee is charged for wire redemptions under $5,000, subject to change without notice, and a $10 fee is charged for small accounts when applicable (see "Small Account Fee" under "Transaction Procedures and Special Requirements").


 Table 2
                                                                   Hypothetical Fund Expenses

                                                                                        Fund   1  year   3  years   5  years  10 yea
                                                                                              --------------------------------------
                                                                      Emerging Markets Stock  $18       $55        $95      $206
                                                                  ------------------------------------------------------------------
                                                                              European Stock   11        34         58       129
                                                                  ------------------------------------------------------------------
                                                                                Global Stock   13        41         71       157
                                                                  ------------------------------------------------------------------
                                                                     International Discovery   14        45         77       169
                                                                  ------------------------------------------------------------------
                                                                         International Stock    9        27         47       105
                                                                  ------------------------------------------------------------------
                                                                                       Japan   13        39         68       150
                                                                  ------------------------------------------------------------------
                                                                               Latin America   15        46         80       176
                                                                  ------------------------------------------------------------------
                                                                                    New Asia   11        35         61       134
------------------------------------------------------------------------------------------------------------------------------------

T. ROWE PRICE                                 4
   . Table 2 is just an example; actual expenses can be higher or lower than those shown.

   Table 3 sets forth expense ratio limitations and the periods for which they are effective. For each, Price-Fleming has agreed to waive management fees and bear certain expenses which would cause the funds' ratio of expenses to average net assets to exceed the indicated percentage limitations. The expenses borne by Price-Fleming are subject to reimbursement by the funds through the indicated reimbursement date, but no reimbursement will be made if it would result in the funds' expense ratio exceeding its specified limit. Any amounts reimbursed will have the effect of increasing fees otherwise paid by a fund.

 Table 3
          Expense Ratio Limitations
                                  Limitation Period      Expense Ratio       Reimbursement Date
                                                           Limitation
                                  ---------------------------------------------------------------
          Emerging Markets        11/1/96-10/31/98   1.75%                   10/31/00
          Stock/a/
                                  ---------------------------------------------------------------
          Global Stock/b/         11/1/97-10/31/99   1.20%                   10/31/01
------------------------------------------------------------------------------------------------------


 /a/
  The Emerging Markets Stock Fund previously operated under a 1.75% limitation that expired October 31, 1996. The reimbursement period for this limitation extends through October 31, 1998.

 /b/The Global Stock Fund previously operated under a 1.30% limitation that expired October 31, 1997. The reimbursement period for this limitation extends through October 31, 1999.



 FINANCIAL HIGHLIGHTS
 ----------------------------------------------------------
   Table 4, which provides information about each fund's financial history, is based on a single share outstanding throughout each fiscal year. Each fund's section of the table is part of the financial statements which are included in its annual report, and are incorporated by reference into the Statement of Additional Information (available upon request). The financial statements in each fund's annual report were audited by the funds' independent accountants.

ABOUT THE FUNDS                               5

 Table 4 Financial Highlights
                                                  Footnotes
are on page 8.
                                                                                                     Income From Investment
                                                                                                     Activities
                                                           Period                    Net Asset       Net            Net Realized
                                                           Ended                     Value,          Investment     & Unrealized
                                                                                     Beginning       Income (Loss)  Gain (Loss) on
                                                                                     of Period                      Investments
------------------------------------------------------------------------------------------------------------------------------------
                                                             International Stock/a/

                                                                              1988      8.54             0.16           1.36      1.

                                                                                     -----------------------------------------------
                                                                              1989      8.97             0.16           1.94      2.

                                                                                     -----------------------------------------------
                                                                              1990     10.24             0.22          (1.13 )   (0.

                                                                                     -----------------------------------------------
                                                                              1991      8.81             0.15           1.22      1.

                                                                                     -----------------------------------------------
                                                                              1992      9.54             0.14          (0.47 )   (0.

                                                                                     -----------------------------------------------
                                                                             1993/n/    8.89             0.10           2.75      2.

                                                                                     -----------------------------------------------
                                                                              1994     11.74             0.09           1.30      1.

                                                                                     -----------------------------------------------
                                                                              1995     12.84             0.18          (0.19 )   (0.

                                                                                     -----------------------------------------------
                                                                              1996     12.09             0.19           1.57      1.

                                                                                     -----------------------------------------------
                                                                                       13.47             0.19           0.86      1.

                                                             International Discovery

                                                                             1989/b/  $10.00           $ 0.14/ c/     $ 4.03    $ 4.

                                                                                     -----------------------------------------------
                                                                              1990     13.94             0.14/ c/      (1.91 )   (1.

                                                                                     -----------------------------------------------
                                                                              1991     11.75             0.13/ c/       1.24      1.

                                                                                     -----------------------------------------------
                                                                              1992     12.99             0.13/ c/      (1.31 )   (1.

                                                                                     -----------------------------------------------
                                                                             1993/n/   11.68             0.07/ c/       4.41      4.

                                                                                     -----------------------------------------------
                                                                              1994     16.16             0.04           1.52      1.

                                                                                     -----------------------------------------------
                                                                              1995     17.63             0.10          (2.38 )   (2.

                                                                                     -----------------------------------------------
                                                                              1996     14.43             0.07           1.59      1.

                                                                                     -----------------------------------------------
                                                                                       15.97             0.02           0.25      0.

                                                             European Stock

                                                                             1990/d/  $10.00           $ 0.24/ e/     $(0.56 )  $(0.

                                                                                     -----------------------------------------------
                                                                              1991      9.48             0.10           0.59      0.

                                                                                     -----------------------------------------------
                                                                              1992     10.09             0.14          (0.70 )   (0.

                                                                                     -----------------------------------------------
                                                                             1993/n/    9.36             0.12           1.89      2.

                                                                                     -----------------------------------------------
                                                                              1994     11.37             0.14           1.26      1.

                                                                                     -----------------------------------------------
                                                                              1995     12.72             0.20           1.60      1.

                                                                                     -----------------------------------------------
                                                                              1996     14.35             0.25           2.79      3.

                                                                                     -----------------------------------------------
                                                                                       16.93             0.25           3.12      3.

                                                            Japan

                                                                             1992/f/  $10.00           $(0.01 )/g/    $(1.35 )  $(1.

                                                                                     -----------------------------------------------
                                                                             1993/n/    8.64            (0.05 )/g/      2.99      2.

                                                                                     -----------------------------------------------
                                                                              1994     11.58            (0.06 )/g/      0.97      0.

                                                                                     -----------------------------------------------
                                                                              1995     11.64           $(0.04 )        (1.40 )   (1.

                                                                                     -----------------------------------------------
                                                                              1996      9.39            (0.05 )        (0.32 )   (0.

                                                                                     -----------------------------------------------
                                                                                        9.02            (0.03)         (1.02)    (1.

------------------------------------------------------------------------------------------------------------------------------------
                                                             New Asia/j/

                                                                             1990/h/  $ 5.00           $ 0.04/ i/     $ 0.04    $ 0.

                                                                                     -----------------------------------------------
                                                                              1991      5.04             0.10/ i/       0.87      0.

                                                                                     -----------------------------------------------
                                                                              1992      5.91             0.10           0.56      0.

                                                                                     -----------------------------------------------
                                                                             1993/n/    6.34             0.03           3.51      3.

                                                                                     -----------------------------------------------
                                                                              1994      9.88             0.06           0.36      0.

                                                                                     -----------------------------------------------
                                                                              1995     10.07             0.08          (1.07 )   (0.

                                                                                     -----------------------------------------------
                                                                              1996      8.12             0.06           0.55      0.

                                                                                     -----------------------------------------------
                                                                                        8.64             0.09          (2.71)    (2.

                                                             Latin America

                                                                             1994/k/  $10.00           $(0.03 )       $ 0.29/ l $ 0.

                                                                                     -----------------------------------------------
                                                                              1995     10.32             0.05          (3.92 )   (3.

                                                                                     -----------------------------------------------
                                                                              1996      6.49             0.10           1.60      1.

                                                                                     -----------------------------------------------
                                                                                        8.14             0.13           1.44      1.

                                                             Emerging Markets Stock

                                                                             1995/o/  $10.00           $ 0.02/ p/     $ 0.44/ l $ 0.

                                                                                     -----------------------------------------------
                                                                              1996     10.48             0.02/ p/       1.08      1.

                                                                                     -----------------------------------------------
                                                                                       11.59             0.02          (0.23)    (0.

                                                             Global Stock

                                                                             1996/q/  $10.00           $ 0.05/ r/     $ 1.30    $ 1.

                                                                                     -----------------------------------------------
                                                                                       11.35             0.06/r/        1.84      1.

------------------------------------------------------------------------------------------------------------------------------------
                                                                               Net Asset Value

                                                           Total               Redemption       Net Asset
                                                           Distributions       Fees Added to    Value, End
                                                                               Paid-in-Capital  of Period

-----------------------------------------------------------------------------------------------------------------


                                                               (1.09 )                 --          8.97

                                                           -------------------------------------------------
                                                               (0.83 )                 --         10.24

                                                           -------------------------------------------------
                                                               (0.52 )                 --          8.81

                                                           -------------------------------------------------
                                                               (0.64 )                 --          9.54

                                                           -------------------------------------------------
                                                               (0.32 )                 --          8.89

                                                           -------------------------------------------------
                                                                   --                  --         11.74

                                                           -------------------------------------------------
                                                               (0.29 )                 --         12.84

                                                           -------------------------------------------------
                                                               (0.74 )                 --         12.09

                                                           -------------------------------------------------
                                                               (0.38 )                 --         13.47

                                                           -------------------------------------------------
                                                               (0.38)                  --         14.14



                                                            $  (0.23 )                 --        $13.94

                                                           -------------------------------------------------
                                                               (0.42 )                 --         11.75

                                                           -------------------------------------------------
                                                               (0.13 )                 --         12.99

                                                           -------------------------------------------------
                                                               (0.13 )                 --         11.68

                                                           -------------------------------------------------
                                                                   --                  --         16.16

                                                           -------------------------------------------------
                                                               (0.09 )                 --         17.63

                                                           -------------------------------------------------
                                                               (0.93 )              $0.01         14.43

                                                           -------------------------------------------------
                                                               (0.12 )                 --         15.97

                                                           -------------------------------------------------
                                                               (0.13)                  --         16.11



                                                            $  (0.20 )                 --        $ 9.48

                                                           -------------------------------------------------
                                                               (0.08 )                 --         10.09

                                                           -------------------------------------------------
                                                               (0.17 )                 --          9.36

                                                           -------------------------------------------------
                                                                   --                  --         11.37

                                                           -------------------------------------------------
                                                               (0.05 )                 --         12.72

                                                           -------------------------------------------------
                                                               (0.17 )                 --         14.35

                                                           -------------------------------------------------
                                                               (0.46 )                 --         16.93

                                                           -------------------------------------------------
                                                               (0.46)                  --         19.84



                                                                   --                  --        $ 8.64

                                                           -------------------------------------------------
                                                                   --                  --         11.58

                                                           -------------------------------------------------
                                                                    )                  --         11.64

                                                           -------------------------------------------------
                                                               (0.81 )                 --          9.39

                                                           -------------------------------------------------
                                                                   --                  --          9.02

                                                           -------------------------------------------------
                                                                   --                  --          7.97

-----------------------------------------------------------------------------------------------------------------


                                                            $  (0.04 )                 --        $ 5.04

                                                           -------------------------------------------------
                                                               (0.10 )                 --          5.91

                                                           -------------------------------------------------
                                                               (0.23 )                 --          6.34

                                                           -------------------------------------------------
                                                                   --                  --          9.88

                                                           -------------------------------------------------
                                                               (0.23 )                 --         10.07

                                                           -------------------------------------------------
                                                               (0.96 )                 --          8.12

                                                           -------------------------------------------------
                                                               (0.09 )                 --          8.64

                                                           -------------------------------------------------
                                                               (0.07)                  --          5.95



                                                                   --               $0.06        $10.32

                                                           -------------------------------------------------
                                                                   --                0.04          6.49

                                                           -------------------------------------------------
                                                                    )                0.01          8.14

                                                           -------------------------------------------------
                                                               (0.14)                0.03          9.60



                                                                   --               $0.02        $10.48

                                                           -------------------------------------------------
                                                                    )                0.02         11.59

                                                           -------------------------------------------------
                                                               (0.34)                0.04         11.08



                                                                   --                  --        $11.35

                                                           -------------------------------------------------
                                                            $  (0.24)                  --         13.01

-----------------------------------------------------------------------------------------------------------------

T. ROWE PRICE                                 6

ABOUT THE FUNDS                               7

T. ROWE PRICE                                 8

  Table 4 Financial Highlights
                                                        Footnotes
are on page 8.
                                                                                           Returns, Ratios, and Supplemental Data
                                                                                           Total Return                        Ratio
                                                                 Period                    (Includes            Net Assets     of
                                                                 Ended                     Reinvested           ($ Thousands)  Expen
                                                                                           Distributions)                      to
                                                                                                                               Avera
                                                                                                                               Net
                                                                                                                               Asset


                                                                   International Stock/a/

                                                                                    1988      17.9   %               630,114  1.16%

                                                                                           ----------------     --------------------
                                                                                    1989      23.7                   970,214  1.10
                                                                                           ----------------     --------------------
                                                                                    1990      (8.9  )              1,030,848  1.09
                                                                                           ----------------     --------------------
                                                                                    1991      15.87                1,476,309  1.10
                                                                                           ----------------     --------------------
                                                                                    1992      (3.47 )              1,949,631  1.05
                                                                                           ----------------     --------------------
                                                                                   1993/n/    32.06                3,746,055  1.01/
                                                                                           ----------------     --------------------
                                                                                    1994      12.03                6,205,713  0.96
                                                                                           ----------------     --------------------
                                                                                    1995       0.38                6,385,905  0.91
                                                                                           ----------------     --------------------
                                                                                    1996      14.87                8,775,736  0.88

                                                                                           ----------------     --------------------
                                                                                    1997       7.90               10,005,170  0.85

------------------------------------------------------------------------------------------------------------------------------------
                                                                   International Discovery

                                                                                   1989/b/    41.8   %/c/        $    61,166  1.50/

                                                                                           ----------------     --------------------
                                                                                    1990     (12.8  )/c/             136,660  1.50/

                                                                                           ----------------     --------------------
                                                                                    1991      11.69  /c/             166,819  1.50/

                                                                                           ----------------     --------------------
                                                                                    1992      (9.08 )/c/             166,362  1.50/

                                                                                           ----------------     --------------------
                                                                                   1993/n/    38.36  /c/             329,001  1.50/

                                                                                           ----------------     --------------------
                                                                                    1994       9.67                  503,442  1.50
                                                                                           ----------------     --------------------
                                                                                    1995     (13.06 )                325,374  1.50

                                                                                           ----------------     --------------------
                                                                                    1996      11.60                  325,639  1.45

                                                                                           ----------------     --------------------
                                                                                    1997       1.69                  254,430  1.41

                                                                   European Stock

                                                                                   1990/d/    (3.2  )%/e/        $    99,447  1.75%

                                                                                           ----------------     --------------------
                                                                                    1991       7.31                  103,977  1.71
                                                                                           ----------------     --------------------
                                                                                    1992      (5.56 )                173,798  1.48
                                                                                           ----------------     --------------------
                                                                                   1993/n/    21.47                  265,784  1.35/
                                                                                           ----------------     --------------------
                                                                                    1994      12.35                  337,498  1.25
                                                                                           ----------------     --------------------
                                                                                    1995      14.41                  490,573  1.20
                                                                                           ----------------     --------------------
                                                                                    1996      21.76                  704,887  1.12

                                                                                           ----------------     --------------------
                                                                                    1997      20.30                  984,083  1.06

                                                                  Japan

                                                                                   1992/f/   (13.40 )%/g/        $    45,792  1.50%(

                                                                                           ----------------     --------------------
                                                                                   1993/n/    33.72  /g/              87,163  1.50/(

                                                                                           ----------------     --------------------
                                                                                    1994       9.25  /g/             203,303  1.50/(
                                                                                           ----------------     --------------------
                                                                                    1995     (12.87 )                181,383  1.50 (

                                                                                           ----------------     --------------------
                                                                                    1996      (3.94 )                167,118  1.32 (

                                                                                           ----------------     --------------------
                                                                                    1997     (11.64)                 170,830  1.24 (

                                                                   New Asia

                                                                                   1990/h/     1.6   %/i/        $    10,986  1.75%

                                                                                           ----------------     --------------------
                                                                                    1991      19.32  /i/             102,922  1.75/
                                                                                           ----------------     --------------------
                                                                                    1992      11.24                  314,504  1.51
                                                                                           ----------------     --------------------
                                                                                   1993/n/    55.84                1,650,450  1.29/
                                                                                           ----------------     --------------------
                                                                                    1994       4.11                2,302,841  1.22
                                                                                           ----------------     --------------------
                                                                                    1995      (9.70 )              1,908,893  1.15
                                                                                           ----------------     --------------------
                                                                                    1996       7.58                2,041,396  1.11

                                                                                           ----------------     --------------------
                                                                                    1997     (30.61)                 876,787  1.10

------------------------------------------------------------------------------------------------------------------------------------
                                                                   Latin America

                                                                                   1994/k/     3.20  %           $   198,435  1.99%(

                                                                                           ----------------     --------------------
                                                                                    1995     (37.11 )                148,600  1.82

                                                                                           ----------------     --------------------
                                                                                    1996      26.52                  213,691  1.66

                                                                                           ----------------     --------------------
                                                                                    1997      19.94                  398,066  1.47

                                                                   Emerging Markets Stock

                                                                                   1995/o/     4.80  %/p/        $    14,399  1.75%

                                                                                           ----------------     --------------------
                                                                                    1996      10.69  /p/              67,896  1.75/

                                                                                           ----------------     --------------------
                                                                                    1997      (1.60)                 119,285  1.75

                                                                   Global Stock

                                                                                   1996/q/    13.50  %/r/        $    14,916  1.30%

                                                                                           ----------------     --------------------
                                                                                    1997      16.98  /r/              32,020  1.30r

------------------------------------------------------------------------------------------------------------------------------------

ABOUT THE FUNDS                               9

T. ROWE PRICE                                 10
 /a/
  All per-share figures reflect the 2-for-1 stock split effective August 31, 1987.

 /b/
  For the period December 30, 1988 (commencement of operations) to December 31, 1989.

 /c/Excludes expenses in excess of a 1.50% voluntary expense limitation in effect through December 31, 1993.

 /d/
  For the period February 28, 1990 (commencement of operations) to December 31, 1990.

 /e/
  Excludes expenses in excess of a 1.75% voluntary expense limitation in effect through December 31, 1991.

 /f/
  For the period December 30, 1991 (commencement of operations) to December 31, 1992.

 /g/
  Excludes expenses in excess of a 1.50% voluntary expense limitation in effect through October 31, 1995.

 /h/
  For the period September 28, 1990 (commencement of operations) to December 31, 1990.

 /i/
  Excludes expenses in excess of a 1.75% voluntary expense limitation in effect through December 31, 1992.

 /j/
  All per-share figures reflect the 2-for-1 stock split effective May 27, 1994.

 /k/
  For the period December 29, 1993 (commencement of operations) to October 31, 1994.

 /l/
  The amount presented is calculated pursuant to a methodology prescribed by the Securities and Exchange Commission for a share outstanding throughout the period. This amount is inconsistent with the fund's aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.

 /m/Annualized.

 /n/For the 10 months ended October 31, 1993. Fiscal year-end changed from December 31 to October 31.

 /o/For the period March 31, 1995 (commencement of operations) to October 31,
  1995.

 /p/
  Excludes expenses in excess of a 1.75% voluntary expense limitation in effect through October 31, 1996.

 /q/
  For the period December 29, 1995 (commencement of operations) to October 31, 1996.

 /r/
  Excludes expenses in excess of a 1.30% voluntary expense limitation in effect through October 31, 1997.

ABOUT THE FUNDS                               11
 FUND, MARKET, AND RISK CHARACTERISTICS: WHAT TO EXPECT
 ----------------------------------------------------------
   To help you decide whether an international or global equity fund is appropriate for you, this section takes a closer look at each fund's investment objective and approach. The funds, which are listed in Table 5, represent a broad range of potential risks and rewards.


 What are some of the potential advantages and disadvantages of investing beyond U.S. borders?

   Since U.S. stocks represent less than half of the world's stock market capitalization, investing abroad increases the opportunities available to you. Foreign investments also provide effective diversification for an all-U.S. portfolio, since historically their returns have not moved in sync with U.S. stocks over longer periods.

   Investing in foreign stocks entails many of the same risks as investing in U.S. stocks and others as well, such as currency risk. Also, foreign stocks may not always move counter to U.S. stocks, particularly in the short run.


   . Because global funds invest a portion of their assets in U.S. securities, they represent a more conservative approach to foreign investing than our international funds, which do not invest in U.S. stocks.

 Table 5
                                                        International Funds Comparison Guide
                                                        Fund                     Geographic Emphasis       Type of Company
                                                                                ------------------------------------------------
                                                        International Stock     Worldwide (excluding    Large, well
                                                                                U.S.)                   established
                                                                                ------------------------------------------------
                                                        Global Stock            Worldwide (including    Large, well
                                                                                U.S.)                   established
                                                                                ------------------------------------------------
                                                        International           Worldwide (excluding    Small to medium-sized
                                                        Discovery               U.S.)
                                                                                ------------------------------------------------
                                                        Emerging Markets Stock  Worldwide (excluding    All sizes
                                                                                U.S.)
                                                                                ------------------------------------------------
                                                        European Stock          Europe (including       All sizes
                                                                                Eastern Europe)
                                                                                ------------------------------------------------
                                                        Latin America           Latin America           All sizes
                                                                                ------------------------------------------------
                                                                                Far East and Pacific    All sizes
                                                        New Asia                Basin
                                                                                (excluding Japan)
                                                                                ------------------------------------------------
                                                        Japan                   Japan                   All sizes
------------------------------------------------------------------------------------------------------------------------------------



 What are the funds' objectives and investment programs?


 Worldwide funds:

   Global Stock Fund
   The fund's objective is long-term growth of capital through investments primarily in common stocks of established companies throughout the world, including the U.S. The fund will diversify broadly by investing in a variety of

T. ROWE PRICE                                 12
   industries in developed and emerging markets. Normally, the fund will invest in at least five countries, one of which will be the U.S. While the fund can purchase stocks without regard to a company's market capitalization, investments will generally be concentrated in established large and, to a lesser extent, medium-sized companies. The percentage of the fund's assets invested in U.S. and foreign stocks will vary over time in accordance with the managers' outlook.

   International Stock Fund
   The fund's objective is long-term growth of capital through investments primarily in common stocks of established, non-U.S. companies. The fund expects to invest substantially all of its assets outside the U.S. and to diversify broadly among countries throughout the world - developed and emerging.

   International Discovery Fund
   The fund's objective is long-term growth of capital through investments primarily in common stocks of rapidly growing, small to medium-sized non-U.S. companies. Such companies may be found in developed and emerging markets. Traditionally, they are more dynamic and offer greater growth potential than larger companies, but they are generally riskier because they may have limited product lines, capital, and managerial resources. Their securities may trade less frequently and with greater price swings. Depending on conditions, the fund's portfolio should be composed of at least 10 countries and 100 different companies. Potential fund investors should pay careful attention to the risk discussion further on in this section.

   Emerging Markets Stock Fund
   The fund's objective is long-term growth of capital through investment primarily in common stocks of large and small companies domiciled, or with primary operations, in emerging markets. An emerging market includes any country defined as emerging or developing by the International Bank for Reconstruction and Development (World Bank), the International Finance Corporation, or the United Nations. The fund's investments are expected to be diversified geographically across emerging markets in Latin America, Asia, Europe, Africa, and the Middle East.

   Countries in which the fund may invest are listed below and others will be added as opportunities develop:

      Asia China, Hong Kong, Indonesia, India, Korea, Malaysia, Pakistan, Philippines, Singapore, Sri Lanka, Taiwan, Thailand, and Vietnam.

      Latin America Argentina, Belize, Brazil, Chile, Colombia, Mexico, Panama, Peru, and Venezuela.

ABOUT THE FUNDS                               13
      Europe Austria, Croatia, Czech Republic, Estonia, Greece, Hungary, Latvia, Lithuania, Poland, Portugal, Romania, Russia, Slovakia, and Turkey.

      Africa and the Middle East Botswana, Egypt, Israel, Jordan,
      Mauritius, Morocco, Nigeria, South Africa, Tunisia, and Zimbabwe.

   Emerging market investments rank high on the potential risk and reward spectrum because a developing country, much like an emerging-growth company, often advances in fits and starts toward developed status, and may or may not successfully achieve that status. Potential fund investors should pay careful attention to the risk discussion further on in this section.


 Regional or country funds:

   European Stock Fund
   The fund's objective is long-term growth of capital through investments primarily in common stocks of both large and small European companies. Current income is a secondary objective. The fund seeks to take advantage of opportunities arising from such trends as privatization, the reduction of trade barriers, and the potential growth of the emerging economies of Eastern Europe. Normally, at least five countries will be represented in the portfolio, and investments may be made in any of the countries listed below, as well as others as their markets develop.

      Primary Emphasis France, Germany, Netherlands, Italy, Spain, Sweden, Switzerland, and United Kingdom.

      Others Austria, Belgium, Czech Republic, Denmark, Estonia, Finland, Greece, Hungary, Ireland, Israel, Latvia, Lithuania, Luxembourg, Norway, Poland, Portugal, Russia, Slovakia, and Turkey.

   Japan Fund
   The fund's objective is long-term growth of capital through investments in common stocks of large and small companies domiciled or with primary operations in Japan. Assets will normally be invested across a wide range of industries and companies (both small and large). Investors in a single-country fund are fully exposed to that country's economic, stock market, and currency cycles, which could increase both its risks and its potential rewards compared with a fund invested in several countries or regions. Potential fund investors should pay careful attention to the risk discussion further on in this section.

   Note: For special pricing and transaction information about the Japan Fund, please see "Pricing Shares and Receiving Sale Proceeds."

T. ROWE PRICE                                 14
   Latin America Fund
   The fund's objective is long-term growth of capital through investment primarily in common stocks of companies domiciled, or with primary operations, in Latin America. The fund expects to invest primarily in Mexico, Brazil, Chile, Argentina, Venezuela, Peru, and other markets as opportunities arise and conditions permit, including, but not limited to Belize, Colombia, Ecuador, and Guatemala. The portfolio is normally expected to invest in at least four countries.

   The fund expects to make substantial investments (at times more than 25% of total assets) in the telephone companies of various Latin American countries. These utilities play a critical role in a country's economic development, but their stocks could be adversely affected if trends favoring development were to be reversed.

   Because Latin America includes many less-developed countries with legacies of political instability, potential fund investors should pay careful attention to the risk discussion further on in this section.


   . The Latin America Fund is registered as "nondiversified." This means it may invest a greater portion of assets in a single company and own more of the company's voting securities than is permissible for a "diversified" fund.

   New Asia Fund
   The fund's objective is long-term growth of capital through investment in large and small companies domiciled or with primary operations in Asia, excluding Japan. The fund may also invest in Pacific Rim countries such as Australia and New Zealand.

   Countries in which the fund may invest include those in the following list as well as others in the region, such as China, Pakistan, and Vietnam, as their markets become more accessible. Investments will represent a minimum of five countries.

     Primary Emphasis Hong Kong, Indonesia, India, Malaysia, Philippines, Singapore, South Korea, Taiwan, Thailand.

   Potential investors should pay careful attention to the risk discussion further on in this section.


 What securities can the funds invest in other than common stocks?

   Each of the funds expects to invest substantially all of its assets in common stocks. However, the funds may also invest in a variety of other equity-related securities, such as preferred stocks, warrants and convertible securities, as well as corporate and governmental debt securities, when considered consistent with the funds' investment objectives and programs. The funds may also engage in a

ABOUT THE FUNDS                               15
   variety of investment management practices, such as buying and selling futures and options. Under normal market conditions, the funds' investments in securities other than common stocks are limited to no more than 35% of total assets. However, for temporary defensive purposes, the funds may invest all or a significant portion of their assets in U.S. government and corporate debt obligations. The funds (other than Global Stock Fund) will not purchase any debt security which at the time of purchase is rated below investment grade. This would not prevent a fund from retaining a security downgraded to below investment grade after purchase. The Global Stock Fund can invest up to 5% of its assets in below-investment-grade debt securities.


 How does the portfolio manager select stocks?

   Price-Fleming blends a bottom-up approach to individual stock selection based on fundamental research with an awareness of the economic overview of the countries in our opportunity set. Stock selection is the focal point of decision-making, however. Fund managers weigh a company's prospects for achieving and sustaining above-average, long-term earnings growth and also look at valuation factors such as price/earnings, price/cash flow, and price/book value ratios.


 What are the particular risks associated with international and global investing and these funds?

   Stock prices of foreign and U.S. companies are subject to many of the same influences, such as general economic conditions, company and industry earnings prospects, and investor psychology. However, investing in foreign securities also involves additional risks that can increase the potential for losses in the funds. Normally, these risks are significantly greater for investments in emerging markets.

  . Currency fluctuations Transactions in foreign securities are conducted in local currencies, so dollars must often be exchanged for another currency when a stock is bought or sold or a dividend is paid. Likewise, share price quotations and total return information reflect conversion into dollars. Fluctuations in foreign exchange rates can significantly increase or decrease the dollar value of a foreign investment, boosting or offsetting its local market return. For example, if a French stock rose 10% in price during a year, but the U.S. dollar gained 5% against the French franc during that time, the U.S. investor's return would be reduced to 5%. This is because the franc would "buy" fewer dollars at the end of the year than at the beginning, or, conversely, a dollar would buy more francs. Each fund's total return will be affected by currency fluctuations. The exact amount of the impact depends on the currencies represented in the portfolio and how each one appreciates or depreciates in relationship to the U.S. dollar.

T. ROWE PRICE                                 16
   . Exchange rate movements can be large, unpredictable and last for extended periods.

  . Increased costs It is more expensive for U.S. investors to trade in foreign markets than in the U.S. Mutual funds offer an efficient way for individuals to invest abroad, but the overall expense ratios of international funds are usually higher than those of typical domestic funds.

  . Political and economic factors The economies, markets, and political structures of a number of the countries in which each fund can invest do not compare favorably with the U.S. and other mature economies in terms of wealth and stability. Therefore, investments in these countries will be riskier and more subject to erratic and abrupt price movements. This is especially true for emerging markets. However, even investments in countries with highly developed economies are subject to risk. For example, the Japanese stock market historically has experienced wide swings in value.

   Some economies are less well developed, overly reliant on particular industries, and more vulnerable to the ebb and flow of international trade, trade barriers, and other protectionist or retaliatory measures. This makes investment in such markets significantly riskier than in other countries. Many countries have legacies and the risk of hyperinflation and currency devaluations versus the dollar (which adversely affects returns to U.S. investors), and may be overly dependent on foreign capital (a risk that is exacerbated by big currency movements). Investments in countries that have recently begun moving away from central planning and state-owned industries toward free markets should be regarded as speculative.


   . While certain countries have made progress in economic growth, liberalization, fiscal discipline, and political and social stability, there is no assurance these trends will continue.

   Certain countries have histories of instability and upheaval with respect to their internal politics that could cause their governments to act in a detrimental or hostile manner toward private enterprise or foreign investment. Actions such as capital controls, nationalizing a company or industry, expropriating assets, or imposing punitive taxes could have a severe effect on security prices and impair a fund's ability to repatriate capital or income. Significant external risks, including war, currently affect some countries. Governments in many emerging market countries participate to a significant degree in their economies and securities markets.

  . Legal, regulatory, and operational Certain countries lack uniform accounting, auditing, and financial reporting standards, have less governmental supervision of financial markets than in the U.S., do not honor legal rights enjoyed in the U.S., and have settlement practices, such as delays, which could subject a fund to risks not customary in the U.S. In addition, securitie s markets in these countries have substantially lower trading volumes than U.S. markets, resulting in less liquidity and more volatility than in the U.S.
  . Legal, regulatory, and operational Certain countries lack uniform accounting, auditing, and financial reporting standards, have less governmental supervision of financial markets than in the U.S., do not honor legal rights enjoyed in the U.S., and have settlement practices, such as delays, which could subject a fund to risks not customary in the U.S. In addition, securitie s markets in these countries have substantially lower trading volumes than U.S. markets, resulting in less liquidity and more volatility than in the U.S.

  . Pricing Portfolio securities may be listed on foreign exchanges that are open on days (such as Saturdays) when the funds do not compute their prices. As a result, the fund's net asset value may be significantly affected by trading on days when shareholders cannot make transactions. (For specific information on the Tokyo Stock Exchange, please see Pricing Shares and Receiving Sale Proceeds.)


   . For more details on potential risks of foreign investments, please see
     Investment Policies and Practices and the Statement of Additional Information.


 What can I expect in terms of price volatility?

   Like U.S. stock investments, common stocks of foreign companies offer investors a way to build capital over time. Nevertheless, the long-term rise of foreign stock prices as a group has been punctuated by declines. Share prices of all companies, even the best managed, most profitable, whether U.S. or foreign, are subject to market risk, which means they can fluctuate widely.

   In less well-developed stock markets, such as those found in Latin America, Eastern Europe, Africa, and Asia, volatility may be heightened by actions of a few major investors. For example, substantial increases or decreases in cash flows of mutual funds investing in these markets could significantly affect local stock prices and, therefore, fund share prices.


   . Each fund's share price will fluctuate; when you sell your shares, you may lose money.


 How does the portfolio manager try to reduce risk?

   The principal tools are intensive research and diversification; currency hedging techniques are used from time to time.

  . In addition to conducting on-site research in portfolio countries and companies, Price-Fleming has close ties with investment analysts based throughout the world.

  . Diversification significantly reduces but does not eliminate risk. The impact on a fund's share price from a drop in the price of a particular stock is reduced substantially by investing in a portfolio with dozens of different companies. Likewise, the impact of unfavorable developments in a particular country is reduced when investments are spread among many countries.

T. ROWE PRICE                                 18
   Portfolio managers keep close watch on individual investments as well as on political and economic trends in each country and region. Holdings are adjusted according to the manager's analysis and outlook.

  . Under normal conditions, the funds do not engage in extensive currency hedging programs. However, when foreign exchange rates are expected to be unfavorable for U.S. investors, fund managers can hedge the risk through the use of currency forwards and options. In a general sense, these tools allow a manager to exchange currencies in the future at a rate specified in the present. (For more details, please see Foreign Currency Transactions under Investment Policies and Practices.) If the manager's forecast is wrong, the hedge may cause a loss. Also, it may be difficult or not practical to hedge currency risk in many emerging countries.


 How can I decide which fund is most appropriate for me?

   First, be sure that your investment objective is the same as the fund's: capital appreciation over time. If you will need the money you plan to invest in the near future, none of these funds is suitable.

   Second, your decision should take into account whether you have any other foreign stock investments. If not, you may wish to invest in the most diversified funds to gain the broadest exposure to opportunities overseas. If you are supplementing existing holdings, you may wish to narrow your focus to a regional or single-country fund.

   Third, consider your risk tolerance and the risk profile of the various funds, as described in this section.


   . The fund or funds you select should not be relied upon as a complete investment program nor be used for short-term trading purposes.


 Is there other information I need to review before making a decision?

   Be sure to read Investment Policies and Practices in Section 3, which discusses the principal types of portfolio securities that the fund may purchase as well as the types of management practices that the fund may use.

   You should also review the information in section 2, which discusses contingent redemption fees for the International Discovery, Latin America, and Emerging Markets Stock Funds.

ABOUT THE FUNDS                               19
 ABOUT YOUR ACCOUNT
                                        2


 PRICING SHARES AND RECEIVING SALE PROCEEDS
 ----------------------------------------------------------
   Here are some procedures you should know when investing in a T. Rowe Price international fund.


 How and when shares are priced

   The share price (also called "net asset value" or NAV per share) for each fund, except the Japan Fund, is calculated at 4 p.m. ET each day the New York Stock Exchange is open for business. The share price for the Japan Fund is calculated at 4 p.m. ET each day the New York Stock Exchange and the Tokyo Stock Exchange are both open for business. To calculate the NAV, a fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding.

   Each fund's portfolio securities usually are valued on the basis of the most recent closing market prices at 4 p.m. ET when the funds calculate their NAVs. Most of the securities in which the funds invest, however, are traded in markets that close before that time. For securities primarily traded in the Far East, for example, the most recent closing prices may be as much as 15 hours old at 4 p.m. Normally, developments that could affect the values of portfolio securities that occur between the close of the foreign market and 4 p.m. ET will not be reflected in the funds' NAVs. However, if a fund determines that such developments are so significant that they will clearly and materially affect the value of the fund's securities, the fund may adjust the previous closing prices to reflect fair value or use the next available opening market prices to value its portfolio securities.


   . The various ways you can buy, sell, and exchange shares are explained at the end of this prospectus and on the New Account Form. These procedures may differ for institutional and employer-sponsored retirement accounts.


 How your purchase, sale, or exchange price is determined

   If we receive your request in correct form by 4 p.m. ET, your transaction will be priced at that day's NAV. If we receive it after 4 p.m., it will be priced at the next business day's NAV.

   We cannot accept orders that request a particular day or price for your transaction or any other special conditions.

T. ROWE PRICE                                 20
   Fund shares may be purchased through various third parties, including banks, brokers, investment advisers, and recordkeepers (intermediaries). Where authorized by a fund, orders will be priced at the NAV next computed after receipt by the intermediary. Consult with your intermediary to determine when your orders will be priced. The intermediary may charge a fee for its services.

   Note: The time at which transactions and shares are priced and the time until which orders are accepted may be changed in case of an emergency or if the New York Stock Exchange closes at a time other than 4 p.m. ET.

   Japan Fund: Pricing and Transactions
   The fund will not process orders on any day when either the New York or Tokyo Stock Exchange is closed. Orders received on such days will be priced on the next day the fund computes its net asset value. As such, you may experience a delay in purchasing or redeeming fund shares. Exchanges: If you wish to exchange into the Japan Fund on a day the New York Stock Exchange is open but the Tokyo Stock Exchange is closed, the exchange out of the other T. Rowe Price fund will be processed on that day, but Japan Fund shares will not be purchased until the day the Japan Fund reopens. If you wish to exchange out of the Japan Fund on a day when the New York Stock Exchange is open but the Tokyo Stock Exchange is closed, the exchange will be delayed until the Japan Fund reopens.

   The Tokyo Stock Exchange is scheduled to be closed on the following weekdays:
   In 1998 - January 1, 2, 15; February 11; April 29; May 4, 5; July 20; September 15, 23; November 3, 23; and December 23, 31. In 1999 - January 1, 15; February 11; March 22; April 29; May 3, 4, 5; July 20; September 15, 23; October 11; November 3, 23; and December 23. If the Tokyo Stock Exchange closes on dates not listed, the fund will not be priced on those dates.


 How you can receive the proceeds from a sale


   . When filling out the New Account Form, you may wish to give yourself the widest range of options for receiving proceeds from a sale.

   If your request is received by 4 p.m. ET in correct form, proceeds are usually sent on the next business day. Proceeds can be sent to you by mail or to your bank account by Automated Clearing House (ACH) transfer or bank wire. Proceeds sent by ACH transfer should be credited the second day after the sale. ACH is an automated method of initiating payments from, and receiving payments in, your financial institution account. ACH is a payment system supported by over 20,000 banks, savings banks, and credit unions, which electronically exchanges the transactions primarily through the Federal Reserve Banks. Proceeds sent by bank wire should be credited to your account the next business day.

ABOUT YOUR ACCOUNT                            21
  . Exception: Under certain circumstances and when deemed to be in the fund's best interests, your proceeds may not be sent for up to five business days after we receive your sale or exchange request. If you were exchanging into a bond or money fund, your new investment would not begin to earn dividends until the sixth business day.


   . If for some reason we cannot accept your request to sell shares, we will contact you.

   Contingent Redemption Fee
   (Latin America, International Discovery, and Emerging Markets Stock Funds) These funds can experience substantial price fluctuations and are intended for long-term investors. Short-term "market timers" who engage in frequent purchases and redemptions can disrupt the funds' investment program and create additional transaction costs that are borne by all shareholders. For these reasons, the funds assess a 2% fee on redemptions (including exchanges) of fund shares held for less than one year.


   Redemption fees are paid to the fund to help offset transaction costs and protect the funds' long-term shareholders. The fund will use the "first-in, first-out" (FIFO) method to determine the one year holding period. Under this method, the date of the redemption or exchange will be compared with the earliest purchase date of shares held in the account. If this holding period is less than one year, the fee will be charged.

   The fee does not apply to any shares purchased through reinvestment of dividends or to shares held in retirement plans such as 401(k), 403(b),457, Keogh, profit sharing, SIMPLE IRA, SEP-IRA, and money purchase pension accounts. The fee does apply to shares held in IRA accounts and to shares purchased through automatic investment plans (described under Shareholder Services). The fee may apply to shares in retirement plans held in broker omnibus accounts.

   In determining "one year" the fund will use the anniversary date of the transaction. Thus, shares purchased on March 1, 1998, for example, will be subject to the fee if they are redeemed on or prior to February 28, 1999. If they are redeemed on or after March 1, 1999, they will not be subject to the fee.



 USEFUL INFORMATION ON DISTRIBUTIONS AND TAXES
 ----------------------------------------------------------

   . All net investment income and realized capital gains are distributed to shareholders.

T. ROWE PRICE                                 22
 Dividends and Other Distributions

   Dividend and capital gain distributions are reinvested in additional fund shares in your account unless you select another option on your New Account Form. The advantage of reinvesting distributions arises from compounding; that is, you receive income dividends and capital gain distributions on a rising number of shares.

   Distributions not reinvested are paid by check or transmitted to your bank account via ACH. If the Post Office cannot deliver your check, or if your check remains uncashed for six months, the fund reserves the right to reinvest your distribution check in your account at the NAV on the business day of the reinvestment and to reinvest all subsequent distributions in shares of the fund. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

   Income dividends
  . The funds declare and pay dividends (if any) annually.

  . The dividends of each fund (other than Global Stock Fund) will not be eligible for the 70% deduction for dividends received by corporations, if, as expected, none of the funds' income consists of dividends paid by U.S. corporations. The dividends of the Global Stock Fund will be eligible for the 70% deduction for dividends received by corporations only to the extent the fund's income consists of dividends paid by U.S. corporations.

   Capital gains
  . A capital gain or loss is the difference between the purchase and sale price of a security.

  . If a fund has net capital gains for the year (after subtracting any capital losses), they are usually declared and paid in December to shareholders of record on a specified date that month.


 Tax Information


   . You will be sent timely information for your tax filing needs.

   You need to be aware of the possible tax consequences when:

  . You sell fund shares, including an exchange from one fund to another.

  . The fund makes a distribution to your account.

   Taxes on fund redemptions
   When you sell shares in any fund, you may realize a gain or loss. An exchange from one fund to another is still a sale for tax purposes.

ABOUT YOUR ACCOUNT                            23
   In January, you will be sent Form 1099-B, indicating the date and amount of each sale you made in the fund during the prior year. This information will also be reported to the IRS. For new accounts or those opened by exchange in 1983 or later, we will provide you with the gain or loss of the shares you sold during the year, based on the "average cost," single category method. This information is not reported to the IRS, and you do not have to use it. You may calculate the cost basis using other methods acceptable to the IRS, such as "specific identification."

   To help you maintain accurate records, we send you a confirmation immediately following each transaction you make (except for systematic purchases and redemptions) and a year-end statement detailing all your transactions in each fund account during the year.

   Taxes on fund distributions

   . The following summary does not apply to retirement accounts, such as IRAs, which are tax-deferred until you withdraw money from them.

   In January, you will be sent Form 1099-DIV, indicating the tax status of any dividend and capital gain distribution made to you. This information will also be reported to the IRS. All distributions made by a fund are taxable to you for the year in which they were paid. The only exception is that distributions declared during the last three months of a calendar year and paid in January are taxed as though they were paid by December 31. You will be sent any additional information you need to determine your taxes on fund distributions, such as the portion of your dividend, if any, that may be exempt from state income taxes.

   The tax treatment of a capital gain distribution is determined by how long the fund held the portfolio securities, not how long you held shares in the fund. Short-term (one year or less) capital gain distributions are taxable at the same rate as ordinary income. Recent changes in the tax code revised capital gain holding periods for long-term gains. Gains on securities held more than 12 months but not more than 18 months are taxed at a maximum rate of 28%, and gains on securities held for more than 18 months are taxed at a maximum rate of 20%. If you realize a loss on the sale or exchange of fund shares held six months or less, your short-term loss recognized is reclassified to long term to the extent of any net capital gain distribution received.

   Distributions resulting from the sale of certain foreign currencies and debt securities, to the extent of foreign exchange gains, are taxed as ordinary income or loss. If the fund pays nonrefundable taxes to foreign governments during the year, the taxes will reduce the fund's dividends but will still be included in your taxable income. However, you may be able to claim an offsetting credit or deduction on your tax return for your portion of foreign taxes paid by the fund.

T. ROWE PRICE                                 24
   . Distributions are taxable whether reinvested in additional shares or received in cash.

   Tax effect of buying shares before a capital gain distribution
   If you buy shares shortly before or on the "record date" - the date that establishes you as the person to receive the upcoming distribution - you will receive a portion of the money you just invested in the form of a taxable distribution. Therefore, you may also wish to find out a fund's record date before investing. Of course, a fund's share price may, at any time, reflect undistributed capital gains or income and unrealized appreciation. When these amounts are eventually distributed, they are taxable.

   Note: For information on the tax consequences of hedging, please see Investment Policies and Practices.


 TRANSACTION PROCEDURES AND SPECIAL REQUIREMENTS
 ----------------------------------------------------------

   . Following these procedures helps assure timely and accurate transactions.


 Purchase Conditions

   Nonpayment
   If your payment is not received or you pay with a check or ACH transfer that does not clear, your purchase will be canceled. You will be responsible for any losses or expenses incurred by the fund or transfer agent, and the fund can redeem shares you own in this or another identically registered T. Rowe Price fund as reimbursement. The fund and its agents have the right to reject or cancel any purchase, exchange, or redemption due to nonpayment.

   U.S. dollars
   All purchases must be paid for in U.S. dollars; checks must be drawn on U.S. banks.


 Sale (Redemption) Conditions

   10-day hold
   If you sell shares that you just purchased and paid for by check or ACH transfer, the fund will process your redemption but will generally delay sending you the proceeds for up to 10 calendar days to allow the check or transfer to clear. If your redemption request was sent by mail or mailgram, proceeds will be mailed no later than the seventh calendar day following receipt unless the check or ACH transfer has not cleared. (The 10-day hold does not apply to the following: purchases paid for by bank wire; cashier's, certified, or treasurer's checks; or automatic purchases through your paycheck.)

   Telephone, Tele*Access/(R)/, and personal computer transactions
   Exchange and redemption services through telephone and Tele*Access are established automatically when you sign the New Account Form unless you check the box that states that you do not want these services. Personal computer transactions must be authorized separately. T. Rowe Price funds use reasonable procedures (including shareholder identity verification) to confirm that instructions given by telephone are genuine and are not liable for acting on these instructions. If these procedures are not followed, it is the opinion of certain regulatory agencies that the funds may be liable for any losses that may result from acting on the instructions given. A confirmation is sent promptly after a transaction. All telephone conversations are recorded.

   Redemptions over $250,000
   Large sales can adversely affect a portfolio manager's ability to implement a fund's investment strategy by causing the premature sale of securities that would otherwise be held. If, in any 90-day period, you redeem (sell) more than $250,000, or your sale amounts to more than 1% of fund net assets, the fund has the right to pay the difference between the redemption amount and the lesser of the two previously mentioned figures with securities from the fund.


 Excessive Trading


   . T. Rowe Price may bar excessive traders from purchasing shares.

   Frequent trades, involving either substantial fund assets or a substantial portion of your account or accounts controlled by you, can disrupt management of the fund and raise its expenses. We define "excessive trading" as exceeding one purchase and sale involving the same fund within any 120-day period.

   For example, you are in fund A. You can move substantial assets from fund A to fund B and, within the next 120 days, sell your shares in fund B to return to fund A or move to fund C.

   If you exceed the number of trades just described, you may be barred indefinitely from further purchases of T. Rowe Price funds.

   Three types of transactions are exempt from excessive trading guidelines: 1) trades solely between money market funds; 2) redemptions that are not part of exchanges; and 3) systematic purchases or redemptions (see Shareholder Services).

T. ROWE PRICE                                 26
 Keeping Your Account Open

   Due to the relatively high cost to a fund of maintaining small accounts, we ask you to maintain an account balance of at least $1,000. If your balance is below $1,000 for three months or longer, we have the right to close your account after giving you 60 days in which to increase your balance.


 Small Account Fee

   Because of the disproportionately high costs of servicing accounts with low balances, a $10 fee, paid to T. Rowe Price Services, the fund's transfer agent, will automatically be deducted from nonretirement accounts with balances falling below a minimum level. The valuation of accounts and the deduction are expected to take place during the last five business days of September. The fee will be deducted from accounts with balances below $2,000, except for UGMA/ UTMA accounts, for which the limit is $500. The fee will be waived for any investor whose aggregate T. Rowe Price mutual fund investments total $25,000 or more. Accounts employing automatic investing (e.g., payroll deduction, automatic purchase from a bank account, etc.) are also exempt from the charge. The fee will not apply to IRAs and other retirement plan accounts. (A separate custodial fee may apply to IRAs and other retirement plan accounts.)


 Signature Guarantees


   . A signature guarantee is designed to protect you and the T. Rowe Price funds from fraud by verifying your signature.

   You may need to have your signature guaranteed in certain situations, such as:

  . Written requests 1) to redeem over $100,000, or 2) to wire redemption proceeds.

  . Remitting redemption proceeds to any person, address, or bank account not on record.

  . Transferring redemption proceeds to a T. Rowe Price fund account with a different registration (name or ownership) from yours.

  . Establishing certain services after the account is opened.

   You can obtain a signature guarantee from most banks, savings institutions, broker-dealers, and other guarantors acceptable to T. Rowe Price. We cannot accept guarantees from notaries public or organizations that do not provide reimbursement in the case of fraud.

ABOUT YOUR ACCOUNT                            27
 MORE ABOUT THE FUNDS
                                        3


 ORGANIZATION AND MANAGEMENT
 ----------------------------------------------------------

 How are the funds organized?

   T. Rowe Price International Funds, Inc. (the "Corporation"), currently consists of 11 series, each representing a separate class of shares and having different objectives and investment policies. The 11 series and the years in which each was established are as follows: International Stock Fund, 1979; International Bond Fund, 1986; International Discovery Fund, 1988; European Stock Fund, New Asia Fund, Global Government Bond Fund, 1990; Japan Fund, 1991; Latin America Fund, 1993; Emerging Markets Bond Fund, 1994; Emerging Markets Stock Fund and Global Stock Fund, 1995. (The Global Government Bond, International Bond, and Emerging Markets Bond Funds are described in a separate prospectus.)


 What is meant by "shares"?

   As with all mutual funds, investors purchase shares when they put money in a fund. These shares are part of a fund's authorized capital stock, but share certificates are not issued.

   Each share and fractional share entitles the shareholder to:

  . Receive a proportional interest in a fund's income and capital gain distributions.

  . Cast one vote per share on certain fund matters, including the election of fund directors, changes in fundamental policies, or approval of changes in the fund's management contract.


 Do T. Rowe Price funds have annual shareholder meetings?

   The funds are not required to hold annual meetings and, in order to avoid unnecessary costs to fund shareholders, do not intend to do so except when certain matters, such as a change in a fund's fundamental policies, are to be decided. In addition, shareholders representing at least 10% of all eligible votes may call a special meeting, if they wish, for the purpose of voting on the removal of any fund director or trustee. If a meeting is held and you cannot attend, you can vote by proxy. Before the meeting, the fund will send you proxy materials that explain the issues to be decided and include a voting card for you to mail back.

T. ROWE PRICE                                 28
 Who runs the funds?

   General Oversight
   The Corporation is governed by a Board of Directors that meets regularly to review the funds' investments, performance, expenses, and other business affairs. The Board elects the funds' officers. The policy of the funds is that a majority of the Board members will be independent of Price-Fleming.


   . All decisions regarding the purchase and sale of fund investments are made by Price-Fleming - specifically by each fund's Investment Advisory Group.

   Investment Manager
   Price-Fleming is responsible for selection and management of each fund's portfolio investments. Price-Fleming's U.S. office is located at 100 East Pratt Street, Baltimore, Maryland 21202. Price-Fleming also has offices in London, Tokyo, Singapore, Hong Kong, and Buenos Aires. Price-Fleming was incorporated in Maryland in 1979 as a joint venture between T. Rowe Price and Robert Fleming Holdings Limited (Flemings).

   T. Rowe Price, Flemings, and Jardine Fleming are owners of Price-Fleming. The common stock of Price-Fleming is 50% owned by a wholly owned subsidiary of T. Rowe Price, 25% by a subsidiary of Flemings, and 25% by a subsidiary of Jardine Fleming Group Limited (Jardine Fleming). (Half of Jardine Fleming is owned by Flemings and half by Jardine Matheson Holdings Limited.) T. Rowe Price has the right to elect a majority of the Board of Directors of Price-Fleming, and Flemings has the right to elect the remaining directors, one of whom will be nominated by Jardine Fleming.


   . Flemings is a diversified investment organization which participates in a global network of regional investment offices in New York, London, Zurich, Geneva, Tokyo, Hong Kong, Manila, Kuala Lumpur, Seoul, Taipei, Bombay, Jakarta, Singapore, Bangkok, and Johannesburg.

   Portfolio Management
   Each fund has an Investment Advisory Group that has day-to-day responsibility for managing the portfolio and developing and executing each fund's investment program. The members of each advisory group are listed below.

   Global Stock Fund Martin G. Wade, John R. Ford, James B. M. Seddon, Mark C.
   J. Bickford-Smith, Robert W. Smith, and David J. L. Warren.

   International Stock Fund Martin G. Wade, John R. Ford, James B. M. Seddon, Mark C. J. Bickford-Smith, Robert W. Smith, and David J. L. Warren.

   International Discovery Fund Martin G. Wade, Frances Dydasco, Nichola Pease, Benedict R. F. Thomas, and David J. L. Warren.

MORE ABOUT THE FUNDS                          29
   European Stock Fund Martin G. Wade, Nichola Pease, John R. Ford, James B. M. Seddon, and Robert Revel-Chion.

   Japan Fund Martin G. Wade, Ian MacDonald, and David J. L. Warren.

   New Asia Fund Martin G. Wade, Frances Dydasco, Mark J. T. Edwards, and David
   J. L. Warren.

   Latin America Fund Martin G. Wade, John R. Ford, and Benedict R. F. Thomas.

   Emerging Markets Stock Fund Martin G. Wade, Frances Dydasco, Christopher D. Alderson, and Mark C. J. Bickford-Smith.


   Martin Wade joined Price-Fleming in 1979 and has 29 years of experience with the Fleming Group in research, client service, and investment management. (Fleming Group includes Robert Fleming and/or Jardine Fleming.) Christopher Alderson joined Price-Fleming in 1988 and has 12 years of experience with the Fleming Group in research, and portfolio management. Mark Bickford-Smith joined Price-Fleming in 1995 and has 13 years of experience with the Fleming Group in research and financial analysis. Frances Dydasco joined Price-Fleming in 1996 and has nine years of experience in research and financial analysis. Mark Edwards joined Price-Fleming in 1987 and has 16 years of experience in financial analysis. John Ford joined Price-Fleming in 1982 and has 18 years of experience with the Fleming Group in research and portfolio management. Nichola Pease joined Price-Fleming in 1996 and has 14 years of experience in research and financial analysis. James Seddon joined Price-Fleming in 1987 and has 11 years of experience in portfolio management. Robert Smith joined Price-Fleming in 1996, and has been with T. Rowe Price since 1992, and has 11 years of experience in financial analysis. Benedict Thomas joined Price-Fleming in 1988 and has nine years of portfolio management experience. David Warren joined Price-Fleming in 1983 and has 17 years of experience in equity research, fixed income research, and portfolio management. Ian MacDonald joined Price-Fleming in 1998 and has 13 years of experience in equity research and portfolio management. Robert Revel-Chion joined Price-Fleming in 1998 and has nine years of experience in investment management (four years of which were within the Fleming Group).

   Portfolio Transactions
   Decisions with respect to the purchase and sale of a fund's portfolio securities on behalf of each fund are made by Price-Fleming. The Corporation's Board of Directors has authorized Price-Fleming to utilize affiliates of Flemings and Jardine Fleming in the capacity of broker in connection with the execution of a fund's portfolio transactions if Price-Fleming believes that doing so would result in an economic advantage (in the form of lower execution costs or otherwise) being obtained by the fund.

T. ROWE PRICE                                 30
   Marketing
   T. Rowe Price Investment Services, Inc., a wholly owned subsidiary of T. Rowe Price, distributes (sells) shares of this and all other T. Rowe Price funds.

   Shareholder Services
   T. Rowe Price Services, Inc., another wholly owned subsidiary, acts as the fund's transfer and dividend disbursing agent and provides shareholder and administrative services. Services for certain types of retirement plans are provided by T. Rowe Price Retirement Plan Services, Inc., also a wholly owned subsidiary. The address for each is 100 East Pratt St., Baltimore, MD 21202.


 How are fund expenses determined?

   The management agreement spells out the expenses to be paid by each fund. In addition to the management fee, the funds pay for the following: shareholder service expenses; custodial, accounting, legal, and audit fees; costs of preparing and printing prospectuses and reports sent to shareholders; registration fees and expenses; proxy and annual meeting expenses (if any); and director/trustee fees and expenses.

 Table 6 Service Fees Paid to T. Rowe Price Service
Companies
                                                                                                                                  <C
                                                                     Fund   Transfer Agent   Sub-accountingServices   Accounting
                                                                           -------------------------------------------------------
                                                   Emerging Markets Stock  $       282,000  $                 9,000  $   100,000
                                                                           -------------------------------------------------------
                                                           European Stock        1,046,000                   63,000      104,000
                                                                           -------------------------------------------------------
                                                             Global Stock           70,000                       --      100,000
                                                                           -------------------------------------------------------
                                                  International Discovery          513,000                    8,000      126,000
                                                                           -------------------------------------------------------
                                                      International Stock        6,465,000                3,411,000      166,000
                                                                           -------------------------------------------------------
                                                                    Japan          320,000                    3,000      101,000
                                                                           -------------------------------------------------------
                                                            Latin America          739,000                   98,000      110,000
                                                                           -------------------------------------------------------
                                                                 New Asia        2,745,000                  141,000      116,000
------------------------------------------------------------------------------------------------------------------------------------


   The Management Fee
   This fee has two parts - an "individual fund fee" (discussed under Transaction and Fund Expenses), which reflects a fund's particular investment management costs, and a "group fee." The group fee, which is designed to reflect the benefits of the shared resources of the T. Rowe Price investment management complex, is calculated daily based on the combined net assets of all T. Rowe Price funds (except the Spectrum Funds, and any institutional, index, or private label mutual funds). The group fee schedule (shown below) is graduated, declining as the asset total rises, so shareholders benefit from the overall growth in mutual fund assets.

MORE ABOUT THE FUNDS                          31

         0.480%  First $1 billion  0.360%  Next $2 billion   0.310%  Next $16 billion
         --------------------------
         0.450%  Next $1 billion   0.350%  Next $2 billion   0.305%  Next $30 billion
         ----------------------------------------------------
         0.420%  Next $1 billion   0.340%  Next $5 billion   0.300%  Thereafter
         ----------------------------------------------------
         0.390%  Next $1 billion   0.330%  Next $10 billion
         ------------------------------------------------------------------------------
         0.370%  Next $1 billion   0.320%  Next $10 billion



   The fund's portion of the group fee is determined by the ratio of its daily net assets to the daily net assets of all the T. Rowe Price funds described previously. Based on combined T. Rowe Price funds' assets of over $76 billion at December 31, 1997, the group fee was 0.32%.

   Research and Administration
   Certain administrative support is provided by T. Rowe Price, which receives from Price-Fleming a fee of 0.15% of the market value of all assets in equity accounts, 0.15% of the market value of all assets in active fixed income accounts, and 0.035% of the market value of all assets in passive fixed income accounts under Price-Fleming's management. Additional investment research and administrative support for equity investments is provided to Price-Fleming by Fleming Investment Management Limited (FIM) and Jardine Fleming International Holdings Limited (JFIH), for which each receives from Price-Fleming a fee of .075% of the market value of all assets in equity accounts under Price-Fleming's management. Fleming International Fixed Interest Management Limited (FIFIM) and JFIH provide research and administration support for fixed income accounts for which each receive a fee of .075% of the market value of all assets in active fixed income accounts and .0175% of such market value in passive fixed income accounts under Price-Fleming's management. FIM and FIFIM are wholly owned subsidiaries of Flemings. JFIH is a wholly owned subsidiary of Jardine Fleming.



 UNDERSTANDING PERFORMANCE INFORMATION
 ----------------------------------------------------------
   This section should help you understand the terms used to describe fund performance. You will come across them in shareholder reports you receive from us; in our newsletter, The Price Report; in Insights articles; in T. Rowe Price advertisements; and in the media.


 Total Return

   This tells you how much an investment in a fund has changed in value over a given time period. It reflects any net increase or decrease in the share price and assumes that all dividends and capital gains (if any) paid during the period were

T. ROWE PRICE                                 32
   reinvested in additional shares. Reinvested distributions are included, which means that total return numbers include the effect of compounding, i.e., you receive income and capital gain distributions on a rising number of shares.

   Advertisements for a fund may include cumulative or compound average annual total return figures, which may be compared with various indices, other performance measures, or other mutual funds.


   . Total return is the most widely used performance measure. Detailed performance information is included in each fund's annual and semiannual shareholder reports and in the quarterly Performance Update, which are all available without charge.


 Cumulative Total Return

   This is the actual rate of return on an investment for a specified period. A cumulative return does not indicate how much the value of the investment may have fluctuated between the beginning and end of the period specified.


 Average Annual Total Return

   This is always hypothetical. Working backward from the actual cumulative return, it tells you what constant year-by-year return would have produced the actual cumulative return. By smoothing out all the variations in annual performance, it gives you an idea of the investment's annual contribution to your portfolio, provided you held it for the entire period in question.



 INVESTMENT POLICIES AND PRACTICES
 ----------------------------------------------------------
   This section takes a detailed look at some of the types of securities the funds may hold in their portfolios and the various kinds of investment practices that may be used in day-to-day portfolio management. The funds' investment program is subject to further restrictions and risks described in the Statement of Additional Information.

   Shareholder approval is required to substantively change a fund's objectives and certain investment restrictions noted in the following section as "fundamental policies." The managers also follow certain "operating policies," which can be changed without shareholder approval. However, significant changes are discussed with shareholders in fund reports. A fund adheres to applicable investment restrictions and policies at the time it makes an investment. A later change in circumstances does not cause a violation of the restriction and will not require the sale of an investment if it was proper at the time it was made.

MORE ABOUT THE FUNDS                          33
   The fund's holdings of certain kinds of investments cannot exceed maximum percentages of total assets, which are set forth herein. For instance, each fund is not permitted to invest more than 10% of total assets in hybrid instruments. While these restrictions provide a useful level of detail about a fund's investment program, investors should not view them as an accurate gauge of the potential risk of such investments. For example, in a given period, a 5% investment in hybrid instruments could have significantly more of an impact on a fund's share price than its weighting in the portfolio. The net effect of a particular investment depends on its volatility and the size of its overall return in relation to the performance of all the funds' other investments.

   Changes in a fund's holdings, a fund's performance, and the contribution of various investments are discussed in the shareholder reports sent to you.


   . Fund managers have considerable leeway in choosing investment strategies and selecting securities they believe will help the funds achieve their objectives.


 Types of Portfolio Securities

   In seeking to meet their investment objectives, the funds may invest in any type of security or instrument (including certain potentially high-risk derivatives described in this section) whose investment characteristics are consistent with the funds' investment programs. The following pages describe the principal types of portfolio securities and investment management practices of the funds.

   Fundamental policy With the exception of Latin America Fund, a fund will not purchase a security if, as a result, with respect to 75% of its total assets, more than 5% of the fund's total assets would be invested in securities of a single issuer or more than 10% of the outstanding voting securities of the issuer would be held by the fund.

   Nondiversified Status--Latin America Fund
   The fund is registered as a nondiversified mutual fund. This means that the fund may invest a greater portion of its assets in, and own a greater amount of the voting securities of, a single company than a diversified fund which may subject the fund to greater risk with respect to its portfolio securities. However, because the fund intends to qualify as a "regulated investment company" under the Internal Revenue Code, it must invest so that, at the end of each calendar quarter, with respect to 50% of its total assets, not more than 5% of its assets are invested in the securities of a single issuer.

   Common and Preferred Stocks
   Stocks represent shares of ownership in a company. Generally, preferred stock has a specified dividend and ranks after bonds and before common stocks in its claim on income for dividend payments and on assets should the company be liquidated. After other claims are satisfied, common stockholders participate in

T. ROWE PRICE                                 34
   company profits on a pro-rata basis; profits may be paid out in dividends or reinvested in the company to help it grow. Increases and decreases in earnings are usually reflected in a company's stock price, so common stocks generally have the greatest appreciation and depreciation potential of all corporate securities. While most preferred stocks pay a dividend, the fund may purchase preferred stock where the issuer has omitted, or is in danger of omitting, payment of its dividend. Such investments would be made primarily for their capital appreciation potential.

   Convertible Securities and Warrants
   The funds may invest in debt or preferred equity securities convertible into or exchangeable for equity securities. Traditionally, convertible securities have paid dividends or interest at rates higher than common stocks but lower than nonconvertible securities. They generally participate in the appreciation or depreciation of the underlying stock into which they are convertible, but to a lesser degree. In recent years, convertibles have been developed which combine higher or lower current income with options and other features. Warrants are options to buy a stated number of shares of common stock at a specified price anytime during the life of the warrants (generally, two or more years).

   Fixed Income Securities
   The funds may invest in any type of investment-grade security. The Global Stock Fund may also invest up to 5% of its total assets in below-investment-grade bonds, commonly referred to as "junk" bonds. Such securities would be purchased in companies which meet the investment criteria for the fund. The price of a bond fluctuates with changes in interest rates, rising when interest rates fall and falling when interest rates rise. Junk bond prices can be much more volatile and have a greater risk of default than investment-grade bonds.

   Hybrid Instruments
   These instruments (a type of potentially high-risk derivative) can combine the characteristics of securities, futures, and options. For example, the principal amount, redemption, or conversion terms of a security could be related to the market price of some commodity, currency, or securities index. Such securities may bear interest or pay dividends at below market or even relatively nominal rates. Under certain conditions, the redemption value of such an investment could be zero.


   . Hybrids can have volatile prices and limited liquidity, and their use by the fund may not be successful.

   Operating policy Each fund may invest up to 10% of its total assets in hybrid instruments.

MORE ABOUT THE FUNDS                          35
   Passive Foreign Investment Companies
   The fund may purchase the securities of certain foreign investment funds or trusts called passive foreign investment companies. Such trusts have been the only or primary way to invest in certain countries. In addition to bearing their proportionate share of the trust's expenses (management fees and operating expenses), shareholders will also indirectly bear similar expenses of such trusts. Capital gains on the sale of such holdings are considered ordinary income regardless of how long the fund held its investment. In addition, the fund may be subject to corporate income tax and an interest charge on certain dividends and capital gains earned from these investments, regardless of whether such income and gains are distributed to shareholders.


   To avoid such tax and interest, the fund intends to treat these securities as sold on the last day of its fiscal year and recognize any gains for tax purposes at that time; deductions for losses are allowable only to the extent of any gains resulting from these deemed sales for prior taxable years. Such gains and losses will be treated as ordinary income. The fund will be required to distribute any resulting income even though it has not sold the security.

   Private Placements
   These securities are sold directly to a small number of investors, usually institutions. Unlike public offerings, such securities are not registered with the SEC. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs.

   Operating policy Each fund will not invest more than 15% of its net assets in illiquid securities.


 Types of Management Practices

   Reserve Position
   Each fund will hold a certain portion of its assets in cash or cash equivalents. Each fund's reserve position can consist of shares of a T. Rowe Price internal money market fund and U.S. and foreign dollar-denominated money market securities, including repurchase agreements, in the two highest rating categories, maturing in one year or less. T. Rowe Price internal money market funds do not receive management fees. For temporary, defensive purposes, a fund may invest without limitation in such money market funds and securities. This reserve position provides flexibility in meeting redemptions, expenses, and the timing of new investments, and serves as a short-term defense during periods of unusual market volatility.

T. ROWE PRICE                                 36
   Borrowing Money and Transferring Assets
   Each fund can borrow money from banks as a temporary measure for emergency purposes, to facilitate redemption requests, or for other purposes consistent with each fund's investment objective and program. Such borrowings may be collateralized with fund assets, subject to restrictions.

   Fundamental policy Borrowings may not exceed 33/1//\\/3/\\% of total fund assets.

   Operating policies A fund may not transfer as collateral any portfolio securities except as necessary in connection with permissible borrowings or investments, and then such transfers may not exceed 33/1//\\/3/\\% of a fund's total assets. A fund may not purchase additional securities when borrowings exceed 5% of total assets.

   Foreign Currency Transactions
   The funds will normally conduct their foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward contracts to purchase or sell foreign currencies. The funds will generally not enter into a forward contract with a term greater than one year.

   The funds will generally enter into forward foreign currency exchange contracts only under two circumstances. First, when a fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security. Second, when Price-Fleming believes that the currency of a particular foreign country may suffer or enjoy a substantial movement against another currency, it may enter into a forward contract to sell or buy the former foreign currency (or another currency which acts as a proxy for that currency) approximating the value of some or all of the fund's portfolio securities denominated in such foreign currency. Under certain circumstances, a fund may commit a substantial portion or the entire value of its portfolio to be consummation of these contracts. Price-Fleming will consider the effect such a commitment of its portfolio to forward contracts would have on the investment program of the fund and the flexibility of the fund to purchase additional securities. Although forward contracts will be used primarily to protect the fund from adverse currency movements, they also involve the risk that anticipated currency movements will not be accurately predicted and a fund's total return could be adversely affected as a result.

   There are certain markets where it is not possible to engage in effective foreign currency hedging. This may be true, for example, for the currencies of various emerging markets where the foreign exchange markets are not sufficiently developed to permit hedging activity to take place.

MORE ABOUT THE FUNDS                          37

   1999: The Year of the Euro Currency
   On the first business day of 1999, several major European countries will officially inaugurate the European Economic and Monetary Union (EMU) and adopt the euro as a single European currency backed by the European Central Bank. The event could be one of the most significant financial developments of the century, creating a vast economic and currency bloc equal to the U.S. in size and power. Since the EMU has far-reaching implications for investors and funds with exposure to European securities, it is important for you to understand what is taking place.

   The currencies of the original participating countries will become fixed rate units of the euro, much the same as the nickel, dime, quarter, and half dollar are denominations of the U.S. dollar. The exchange rates versus the euro were set in May and will officially be determined by the end of 1998.


Country                                                                   Currency     Euro Rate
-------                                                                   --------     ---------
Austria                                                                   Schilling        13.91
Belgium                                                                   Franc            40.78
Finland                                                                   Mark              6.01
France                                                                    Franc             6.63
Germany                                                                   Mark              1.98
Ireland                                                                   Punt              0.80
Italy                                                                     Lira           1958.00
Luxembourg                                                                Franc            40.78
Netherlands                                                               Guilder           2.23
Portugal                                                                  Escudo          202.70
Spain                                                                     Peseta          168.20




        Source: The Wall Street Journal, May 4, 1998


   Beginning in January 1999, some European holdings will be redenominated in euros, particularly government securities. The face value of other investments might remain in the existing national currencies for a time, but they will be priced, settled, and valued in euros by stock exchanges and other agencies. Thus, some of the European holdings in your funds will be valued in euros.

   This will not affect the investment value of your funds in U.S. dollar terms, since the euro will be converted into the dollar in the same way deutschemarks, francs, lire, and other European currencies are currently converted at the prevailing exchange rates.

   During the transition period, which lasts from January 1, 1999, until June 30, 2002, other countries that have moved to adopt the economic terms of the

T. ROWE PRICE                                 38
   Maastricht Treaty of 1993 will be able to participate in the EMU. The primary criteria for joining are:


  . a sustainable budget deficit less than 3% of GDP;

  . public debt less than 60% of GDP;

  . low inflation and interest rates; and

  . no currency devaluations within two years of application.

   Some of the original participants are not totally compliant with these terms but are expected to embrace them by 2002. Countries joining later may have to be in strict accord before entering the EMU, or at least be well along the path to achieving them. So far, the transition seems to be progressing smoothly, but there has been resistance to some of the more stringent terms. French Socialists, in particular, would prefer to maintain heavy government subsidies for social programs. Therefore, the jury is still out on whether complete economic and monetary convergence will be attained as planned.

   Assuming all goes well, the national currencies of participating countries will cease to exist and all accounting will be in euros following the transition period. However, regardless of whether or not full convergence is realized on the date specified, we do not expect pricing in euros to have any special impact on the value of your investment. Of course, problems could develop that might be unfavorable for the fund, but we do not anticipate them at this time.

   Futures and Options
   Futures (a type of potentially high-risk derivative) are often used to manage risk, because they enable the investor to buy or sell an asset in the future at an agreed upon price. Options (another type of potentially high-risk derivative) give the investor the right, but not the obligation, to buy or sell an asset at a predetermined price in the future. The funds may buy and sell futures and options contracts for a number of reasons, including: to manage their exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting overall exposure to certain markets; in an effort to enhance income; and to protect the value of portfolio securities. The funds may purchase, sell, or write call and put options on securities, financial indices, and foreign currencies.

   Futures contracts and options may not always be successful hedges; their prices can be highly volatile. Using them could lower a fund's total return, and the potential loss from the use of futures can exceed a fund's initial investment in such contracts. In many foreign countries, futures and options markets do not exist or are not sufficiently developed to be effectively used by the funds.

   Operating policies Futures: Initial margin deposits and premiums on options used for non-hedging purposes will not equal more than 5% of each fund's net asset value. Options on securities: The total market value of securities against which each fund writes call or put options may not exceed 25% of its total assets. Each fund will not commit more than 5% of its total assets to premiums when purchasing call or put options.
   Operating policies Futures: Initial margin deposits and premiums on options used for non-hedging purposes will not equal more than 5% of each fund's net asset value. Options on securities: The total market value of securities against which each fund writes call or put options may not exceed 25% of its total assets. Each fund will not commit more than 5% of its total assets to premiums when purchasing call or put options.
   Operating policies Futures: Initial margin deposits and premiums on options used for non-hedging purposes will not equal more than 5% of each fund's net asset value. Options on securities: The total market value of securities against which each fund writes call or put options may not exceed 25% of its total assets. Each fund will not commit more than 5% of its total assets to premiums when purchasing call or put options.

   Tax Consequences of Hedging
   Under applicable tax law, the funds may be required to limit their gains from hedging in foreign currency forwards, futures, and options. Although the funds are expected to comply with such limits, the extent to which these limits apply is subject to tax regulations as yet unissued. Hedging may also result in the application of the mark-to-market and straddle provisions of the Internal Revenue Code. These provisions could result in an increase (or decrease) in the amount of taxable dividends paid by the funds and could affect whether dividends paid by the funds are classified as capital gains or ordinary income.

   Lending of Portfolio Securities
   Like other mutual funds, the funds may lend securities to broker-dealers, other institutions, or other persons to earn additional income. The principal risk is the potential insolvency of the broker-dealer or other borrower. In this event, a fund could experience delays in recovering its securities and possibly capital losses.

   Fundamental policy The value of loaned securities may not exceed 33/1//\\/3/\\% of a fund's total assets.

   Portfolio Turnover
   Turnover is an indication of frequency. The funds will not generally trade in securities for short-term profits, but when circumstances warrant, securities may be purchased and sold without regard to the length of time held. The funds' portfolio turnover rates for the previous three fiscal periods are shown in Table 7.

 Table 7

                 Portfolio Turnover Rates
                 Fund                       1995      1996      1997
                                           ------------------------------
                 Emerging Markets Stock     28.8%*    41.7%     84.3%
                                           ------------------------------
                 European Stock             17.2%     14.1%     17.5%
                                           ------------------------------
                 Global Stock                 **      50.0%*    41.8%
                                           ------------------------------
                 International Discovery    43.5%     52.0%     72.7%
                                           ------------------------------
                 International Stock        17.8%     11.6%     15.8%
                                           ------------------------------
                 Japan                      62.4%     29.8%     32.3%
                                           ------------------------------
                 Latin America              18.9%     22.0%     32.7%
                                           ------------------------------
                 New Asia                   63.7%     42.0%     41.8%
------------------------------------------------------------------------------

T. ROWE PRICE                                 40
 European Stock, Japan, New Asia, Latin America, and Emerging Markets Stock
 Funds

   Location of Company
   In determining the domicile or nationality of a company, the funds would primarily consider the following factors: whether the company is organized under the laws of a particular country; or, whether the company derives a significant proportion (at least 50%) of its revenues or profits from goods produced or sold, investments made, or services performed in the country or has at least 50% of its assets situated in that country.

   Each of these funds will invest at least 65% of its total assets in companies located (as defined above) in the respective countries or regions indicated.


 International Stock, International Discovery, and Global Stock Funds

   Each fund will invest at least 65% of its total assets in a manner which reflects its international or global character, respectively. In the case of the international funds, this requires that the funds invest in at least three countries outside of the U.S. For the global fund, this means that the fund must invest in at least three countries, one of which may include the U.S.

MORE ABOUT THE FUNDS                          41
 INVESTING WITH T. ROWE PRICE
                                        4


 ACCOUNT REQUIREMENTS AND TRANSACTION INFORMATION
 ----------------------------------------------------------
                                                       Tax Identification Number
We must have your correct Social Security or corporate tax identification number on a signed New Account Form or W-9 Form. Otherwise, federal law requires the funds to withhold a percentage (currently 31%) of your dividends, capital gain distributions, and redemptions, and may subject you to an IRS fine. If this information is not received within 60 days after your account is established, your account may be redeemed, priced at the NAV on the date of redemption.

Always verify your transactions by carefully reviewing the confirmation we send you. Please report any discrepancies to Shareholder Services promptly.

Employer-Sponsored Retirement Plans and Institutional Accounts T. Rowe Price Trust Company 1-800-492-7670 1-410-625-6585
Transaction procedures in the following sections may not apply to employer-sponsored retirement plans and institutional accounts. For procedures regarding employer-sponsored retirement plans, please call T. Rowe Price Trust Company or consult your plan administrator. For institutional account procedures, please call your designated account manager or service representative.



 OPENING A NEW ACCOUNT
 ----------------------------------------------------------
$2,500 minimum initial investment; $1,000 for retirement plans or gifts or transfers to minors (UGMA/UTMA) accounts

Account Registration
If you own other T. Rowe Price funds, be sure to register any new account just like your existing accounts so you can exchange among them easily. (The name and account type would have to be identical.)

T. ROWE PRICE                                 42
                                                                         By Mail
Please make your check payable to T. Rowe Price Funds (otherwise it will be returned) and send your check, together with the New Account Form, to the address on the next page. We do not accept third party checks to open new accounts, except for IRA Rollover checks that are properly endorsed.

Regular Mail
T. Rowe Price Account Services P.O. Box 17300 Baltimore, MD 21298-9353

Mailgram, Express, Registered, or Certified Mail
T. Rowe Price Account Services 10090 Red Run Blvd. Owings Mills, MD 21117

By Wire
Call Investor Services for an account number and give the following wire information to your bank:

PNC Bank, N.A. (Pittsburgh) ABA# 043000096 T. Rowe Price [fund name] Account# 1004397951 name of owner(s) and account number

Complete a New Account Form and mail it to one of the appropriate addresses listed above.

Note: No services will be established and IRS penalty withholding may occur until a signed New Account Form is received. Also, retirement plans cannot be opened by wire.

                                                                     By Exchange
Call Shareholder Services or use Tele*Access or your personal computer (see Automated Services under Shareholder Services). The new account will have the same registration as the account from which you are exchanging. Services for the new account may be carried over by telephone request if preauthorized on the existing account. For limitations on exchanging, see explanation of Excessive Trading under Transaction Procedures and Special Requirements.

In Person
Drop off your New Account Form at any location listed on the cover and obtain a receipt.

INVESTING WITH T. ROWE PRICE                  43
 PURCHASING ADDITIONAL SHARES
 ----------------------------------------------------------
$100 minimum purchase; $50 minimum for retirement plans, Automatic Asset Builder, and gifts or transfers to minors (UGMA/UTMA) accounts,

By ACH Transfer
Use Tele*Access or your personal computer or call Investor Services if you have established electronic transfers using the ACH network.

By Wire
Call Shareholder Services or use the wire address in Opening a New Account.

By Mail
1. Make your check payable to T. Rowe Price Funds (otherwise it may be returned).

2. Mail the check to us at the address shown below with either a fund reinvestment slip or a note indicating the fund you want to buy and your fund account number.

3. Remember to provide your account number and the fund name on the memo line of your check.

Regular Mail
T. Rowe Price Funds Account Services P.O. Box 89000 Baltimore, MD 21289-1500

/(For mailgrams, express, registered, or certified mail, see previous / /section.)/

By Automatic Asset Builder
Fill out the Automatic Asset Builder section on the New Account or Shareholder Services Form.



 EXCHANGING AND REDEEMING SHARES
 ----------------------------------------------------------
By Phone
Call Shareholder Services
If you find our phones busy during unusually volatile markets, please consider placing your order by your personal computer, Tele*Access (if you have previously authorized telephone services), mailgram, or express mail. For exchange policies, please see Transaction Procedures and Special Requirements - Excessive Trading.

T. ROWE PRICE                                 44
Redemption proceeds can be mailed to your account address, sent by ACH transfer, or wired to your bank (provided your bank information is already on file). For charges, see Electronic Transfers - By Wire under Shareholder Services.

By Mail
For each account involved, provide the account name, number, fund name, and exchange or redemption amount. For exchanges, be sure to indicate any fund you are exchanging out of and the fund or funds you are exchanging into. Please mail to the appropriate address below. T. Rowe Price requires the signatures of all owners exactly as registered, and possibly a signature guarantee (see Transaction Procedures and Special Requirements - Signature Guarantees).

Regular Mail
For nonretirement and IRA accounts
T. Rowe Price Account Services P.O. Box 89000 Baltimore, MD 21289-0220

For employer-sponsored retirement accounts
T. Rowe Price Trust Company P.O. Box 89000 Baltimore, MD 21289-0300

/(//For mailgrams, express, registered, or certified mail, see// //Opening a / /New Account.)/

Redemptions from employer-sponsored retirement accounts must be in writing; please call T. Rowe Price Trust Company or your plan administrator for instructions. IRA distributions may be requested in writing or by telephone; please call Shareholder Services to obtain an IRA Distribution Form or an IRA Shareholder Services Form to authorize the telephone redemption service.

 RIGHTS RESERVED BY THE FUND
 ----------------------------------------------------------

The fund and its agents reserve the right to waive or lower investment minimums; to accept initial purchases by telephone or mailgram; to refuse any purchase order; to cancel or rescind any purchase or exchange (for example, for excessive trading or fraud) upon notice to the shareholder within five business days of the trade or if the written confirmation has not been received by the shareholder, whichever is sooner; to freeze any account and suspend account services when notice has been received of a dispute between the registered or beneficial account owners or there is reason to believe a fraudulent transaction may occur; to otherwise modify the conditions of purchase and any services at any time; or to act on instructions believed to be genuine.



 SHAREHOLDER SERVICES
 ----------------------------------------------------------
Shareholder Services 1-800-225-5132 1-410-625-6500 Investor Services 1-800-638-5660 1-410-547-2308
Many services are available to you as a T. Rowe Price shareholder; some you receive automatically, and others you must authorize on the New Account Form. By signing up for services on the New Account Form rather than later on, you avoid having to complete a separate form and obtain a signature guarantee. This section reviews some of the principal services currently offered. Our Services Guide contains detailed descriptions of these and other services.

If you are a new T. Rowe Price investor, you will receive a Services Guide with our Welcome Kit.

Note: Corporate and other institutional accounts require an original or certified resolution to establish services and to redeem by mail. For more information, call Investor Services.

Retirement Plans
We offer a wide range of plans for individuals, institutions, and large and small businesses: IRAs, SIMPLE IRAs, SEP-IRAs, Keoghs (profit sharing, money purchase pension), 401(k), and 403(b)(7). For information on IRAs, call Investor Services. For information

T. ROWE PRICE                                 46
on all other retirement plans, including our no-load variable annuity, please call our Trust Company at 1-800-492-7670.

Exchange Service
You can move money from one account to an existing identically registered account or open a new identically registered account. Remember, exchanges are purchases and sales for tax purposes. (Exchanges into a state tax-free fund are limited to investors living in states where the fund is registered.) Some of the
T. Rowe Price funds may impose a redemption fee of 0.5% to 2% on shares held for less than six months or one year, as specified in the prospectus. The fee is paid to the fund.

Automated Services Tele*Access 1-800-638-2587 24 hours, 7 days
Tele*Access
24-hour service via toll-free number enables you to (1) access information on fund yields, prices, distributions, account balances, and your latest transaction; (2) request checks, prospectuses, services forms, duplicate statements, and tax forms; and (3) initiate purchase, redemption, and exchange transactions in your accounts (see Electronic Transfers below).

T. Rowe Price OnLine
24-hour service via dial-up modem provides the same services as Tele*Access but on a personal computer. Please call Investor Services for an information guide.

After obtaining proper authorization, account transactions may also be conducted on the Internet.

Plan Account Line 1-800-401-3279
Plan Account Line
This 24-hour service is similar to Tele*Access but is designed specifically to meet the needs of retirement plan investors.

Telephone and Walk-In Services
Buy, sell, or exchange shares by calling one of our service representatives or by visiting one of our investor center locations whose addresses are listed on the cover.

INVESTING WITH T. ROWE PRICE                  47
Electronic Transfers
By ACH
With no charges to pay, you can initiate a purchase or redemption for as little as $100 or as much as $100,000 between your bank account and fund account using the ACH network. Enter instructions via Tele*Access or your personal computer, or call Shareholder Services.

By Wire
Electronic transfers can be conducted via bank wire. There is currently a $5 fee for wire redemptions under $5,000, and your bank may charge for incoming or outgoing wire transfers regardless of size.

Checkwriting
(Not available for equity funds, or the High Yield or Emerging Markets Bond Funds) You may write an unlimited number of free checks on any money market fund, and most bond funds, with a minimum of $500 per check. Keep in mind, however, that a check results in a redemption; a check written on a bond fund will create a taxable event which you and we must report to the IRS.

Automatic Investing
($50 minimum) You can invest automatically in several different ways, including:

Automatic Asset Builder
You instruct us to move $50 or more from your bank account, or you can instruct your employer to send all or a portion of your paycheck to the fund or funds you designate.

Automatic Exchange
You can set up systematic investments from one fund account into another, such as from a money fund into a stock fund.

 DISCOUNT BROKERAGE
 ----------------------------------------------------------
To open an account 1-800-638-5660 For existing discount brokerage investors 1-800-225-7720
This additional service gives you the opportunity to easily consolidate all of your investments with one company. Through our discount brokerage, you can buy and sell individual securities - stocks, bonds, options, and others--at commission savings over full-service brokers. We also provide a wide range of services, including:

INVESTING WITH T. ROWE PRICE                  49

Automated telephone and on-line services
You can enter trades, access quotes, and review account information 24 hours a day, seven days a week. Any trades executed through these programs save you an additional 10% on commissions.

Note: Discount applies to our current commission schedule, subject to our $35 minimum commission.

Investor information
A variety of informative reports, such as our Brokerage Insights series, S&P Market Month newsletter, and select stock reports can help you better evaluate economic trends and investment opportunities.

Dividend Reinvestment Service
Virtually all stocks held in customer accounts are eligible for this service - free of charge.

/Discount Brokerage is a division of //T. Rowe Price// Investment / /Services, Inc., Member NASD/SIPC./



 INVESTMENT INFORMATION
 ----------------------------------------------------------
To help shareholders monitor their current investments and make decisions that accurately reflect their financial goals, T. Rowe Price offers a wide variety of information in addition to account statements.

Shareholder Reports
Fund managers' reviews of their strategies and results. If several members of a household own the same fund, only one fund report is mailed to that address. To receive additional copies, please call Shareholder Services or write to us at 100 East Pratt Street, Baltimore, Maryland 21202.

The T. Rowe Price Report
A quarterly investment newsletter discussing markets and financial strategies.

Performance Update
A quarterly review of all T. Rowe Price fund results.

T. ROWE PRICE                                 50
Insights
Educational reports on investment strategies and financial markets.

Investment Guides
Asset Mix Worksheet, College Planning Kit, Diversifying Overseas: A T. Rowe Price Guide to International Investing, How to Choose a Bond Fund, Personal Strategy Planner, Retirees Financial Guide, Retirement Planning Kit, and Tax Considerations for Investors.

INVESTING WITH T. ROWE PRICE                  51
To help you achieve your financial goals, T. Rowe Price offers a wide range of stock, bond, and money market investments, as well as convenient services and timely, informative reports.

T. ROWE PRICE                                 52
To Open a Mutual Fund Account
 Investor Services
 1-800-638-5660
 1-410-547-2308

For Existing Accounts
 Shareholder Services
 1-800-225-5132
 1-410-625-6500

For Yields, Prices, Account Information, or to Conduct Transactions
 Tele*Access/(R)/
 1-800-638-2587    24 hours, 7 days

To Open a Discount Brokerage Account
 1-800-638-5660

Plan Account Line
 1-800-401-3279
 For retirement plan
 investors

INVESTING WITH T. ROWE PRICE                  53
Investor Centers
 101 East Lombard St.
 Baltimore, MD 21202

 T. Rowe Price
 Financial Center
 10090 Red Run Blvd.
 Owings Mills, MD 21117

 Farragut Square
 900 17th Street, N.W.
 Washington, D.C. 20006

 ARCO Tower
 31st Floor
 515 South Flower St.
 Los Angeles, CA 90071

 4200 West Cypress St.
 10th Floor
 Tampa, FL 33607

Internet Address
 www.troweprice.com

T. ROWE PRICE                                 54

C01-040 8/12/98